Income Tax (Tables)	3 Months Ended
Dec. 31, 2023
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense	The major components of income tax expenses are as follows:

	Three months ended December 31,
(In thousands of Euros)	2023	2022
Current income taxes	(4,610)	(4,648)
Deferred income taxes	(2,064)	6,322
Income tax expense	(6,674)	1,674